INVESTMENTS, DEBTS AND DERIVATIVES - Financial Assets (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Total investments and derivatives	$ 238	$ 185
Non-current	125	99
Current	113	86
At fair value
Disclosure of financial assets [line items]
Total investments and derivatives	52	37
At amortized cost
Disclosure of financial assets [line items]
Total investments and derivatives	186	148
Derivatives not designated as hedges | At fair value
Disclosure of financial assets [line items]
Total investments and derivatives	0	0
Derivatives designated as net investment hedges | At fair value
Disclosure of financial assets [line items]
Total investments and derivatives	0	0
Other | At fair value
Disclosure of financial assets [line items]
Total investments and derivatives	52	37
Security deposits and cash collateral | At amortized cost
Disclosure of financial assets [line items]
Total investments and derivatives	63	49
Bank deposits | At amortized cost
Disclosure of financial assets [line items]
Total investments and derivatives	5	0
Other investments | At amortized cost
Disclosure of financial assets [line items]
Total investments and derivatives	$ 118	$ 99